Other Current Liabilities (Details) - Schedule of other current liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current liabilities [Abstract]
Employees and related expenses	$ 191,004	$ 185,343
Provision for warranty	20,758	9,879
Customer advances		76,296
Accrued expenses (due to professional fees)	533,673
Government Authorities	45,603	23,504
Total	$ 791,038	$ 295,022